Offerings - Offering: 1	Jun. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	180.94
Maximum Aggregate Offering Price	$ 90,470,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,493.91
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover such indeterminate number of additional shares of common stock, par value $0.001 per share, of the Registrant (the "Common Stock") that become issuable under the Registrant's Equity Advantage Match Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Common Stock. The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price have been estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant's Common Stock on June 11, 2026 as reported on the Nasdaq Global Select Market. The Amount Registered represents 500,000 shares of the Registrant's Common Stock reserved for future issuance under the Registrant's Equity Advantage Match Plan.